BASIC AND DILUTED INCOME PER SHARE - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net (loss) income for the period attributable to shareholders	$ (13,415)	$ 6,930	$ (2,181)	$ 14,229
Weighted-average number of ordinary shares, basic (in shares)	35,679,467	36,724,946	35,627,074	36,906,748
Net (loss) income per share attributable to shareholders, basic (in usd per share)	$ (0.38)	$ 0.19	$ (0.06)	$ 0.39
Weighted-average number of ordinary shares, diluted (in shares)	35,679,467	36,990,785	36,244,021	37,212,252
Net income per share attributable to shareholders, diluted (in usd per share)	$ (0.38)	$ 0.19	$ (0.06)	$ 0.38